Commodity Inventories	12 Months Ended
Dec. 31, 2018
Energy Related Inventory [Abstract]
Commodity Inventories

3. Commodity Inventories

The following summarizes the major classes of commodity inventories included in other current assets at December 31:

millions	2018	2017
Oil	$139	$165
Natural gas	18	29
NGLs	78	122
Total commodity inventories	$235	$316